Financial Instruments Fair Value Risk - Summary of Reconciliation of Movements in Level 3 Valuations (Detail) - Fair value [member] - Level 3 fair value measurements of financial assets and financial liabilities [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Fair Value Measurement of Assets [Line Items]
Assets and liabilities beginning balance	€ 241	€ (101)
Gains and losses recognised in income statement	(9)	272
Gains and losses recognised in other comprehensive income	43	(9)
Purchases and new issues	83	4
Sales and settlements	15	75
Assets and liabilities ending balance	€ 373	€ 241